Annual Operating Expenses {- Fidelity U.S. Low Volatility Equity Fund} - 04.30 Fidelity U.S. Low Volatility Equity Fund PRO-04 - Fidelity U.S. Low Volatility Equity Fund - Fidelity U.S. Low Volatility Equity Fund
	Jun. 29, 2022
Operating Expenses:
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.66%	[1]

[1]	(a)Adjusted to reflect current fees.